Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Share capital		Share premium	Accumulated losses	CRPS reserve	Other reserve	Share option reserve	Foreign currency translation reserve	Equity (deficit) attributable to owners of the Company	Non- controlling interests
Beginning balance at Dec. 31, 2018	$ (1,065)		[1]	$ 53	$ (4,281)	$ 2,987		$ 31	$ 13	$ (1,197)	$ 132
Loss for the period	(3,988)	0		0	(3,747)	0		0	0	(3,747)	(241)
Other comprehensive income
Exchange differences on translation of foreign operations	6	0		0	0	0		0	(2)	(2)	8
Defined benefit plan remeasurements	(2)	0		0	(2)	0		0	0	(2)	0
Total other comprehensive loss	4	0		0	(2)	0		0	(2)	(4)	8
Total comprehensive loss for the period	(3,984)	0		0	(3,749)	0		0	(2)	(3,751)	(233)
Contributions by owners
Equity component of convertible redeemable preference shares ("CRPS")	565	0		0	0	565		0	0	565	0
Share options exercised/restricted stock units vested	3		[1]	19	0	0		(16)	0	3	0
Share-based payment	34	0		0	0	0		34	0	34	0
Issue of ordinary shares	2		[1]	2	0	0		0	0	2	0
Issue of ordinary shares related to business combination	5		[1]	5	0	0		0	0	5	0
Total contributions by owners	609		[1]	26	0	565		18	0	609	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	216	0		0	48	0		0	0	48	168
Total changes in ownership interests in subsidiaries	216	0		0	48	0		0	0	48	168
Total transactions with owners	825		[1]	26	48	565		18	0	657	168
Ending balance at Dec. 31, 2019	(4,224)		[1]	79	(7,982)	3,552		49	11	(4,291)	67
Loss for the period	(2,745)	0		0	(2,608)	0		0	0	(2,608)	(137)
Other comprehensive income
Exchange differences on translation of foreign operations	5	0		0	0	0		0	11	11	(6)
Defined benefit plan remeasurements	(2)	0		0	(2)	0		0	0	(2)	0
Total other comprehensive loss	3	0		0	(2)	0		0	11	9	(6)
Total comprehensive loss for the period	(2,742)	0		0	(2,610)	0		0	11	(2,599)	(143)
Contributions by owners
Equity component of convertible redeemable preference shares ("CRPS")	298	0		0	0	298		0	0	298	0
Share options exercised/restricted stock units vested	3		[1]	27	0	0		(24)	0	3	0
Share-based payment	54	0		0	0	0		54	0	54	0
Shares issued for acquisition of a subsidiary	1		[1]	1	0	0		0	0	1	0
Total contributions by owners	356		[1]	28	0	298		30	0	356	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	316	0		33	102	0		0	0	135	181
Total changes in ownership interests in subsidiaries	316	0		33	102	0		0	0	135	181
Total transactions with owners	672		[1]	61	102	298		30	0	491	181
Ending balance at Dec. 31, 2020	(6,294)		[1]	140	(10,490)	3,850	$ 0	79	22	(6,399)	105
Loss for the period	(3,555)	0		0	(3,449)	0	0	0	0	(3,449)	(106)
Other comprehensive income
Exchange differences on translation of foreign operations	(42)	0		0	0	0	0	0	(41)	(41)	(1)
Defined benefit plan remeasurements	1	0		0	1	0	0	0	0	1	0
Total other comprehensive loss	(41)	0		0	1	0	0	0	(41)	(40)	(1)
Total comprehensive loss for the period	(3,596)	0		0	(3,448)	0	0	0	(41)	(3,489)	(107)
Contributions by owners
Equity component of convertible redeemable preference shares ("CRPS")	27	0		0	0	27	0	0	0	27	0
Share options exercised/restricted stock units vested	46		[1]	97	0	0	0	(51)	0	46	0
Share-based payment	357	0		0	0	0	0	357	0	357	0
Issuance of ordinary shares upon Reverse Recapitalization (refer to Note 1 for definition), net of issuance costs	4,642		[1]	4,642	0	0	0	0	0	4,642	0
Conversion of CPRS into GHL ordinary shares as part of the Reverse Recapitalization	12,773		[1]	16,650	0	(3,877)	0	0	0	12,773	0
Total contributions by owners	17,845		[1]	21,389	0	(3,850)	0	306	0	17,845	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	64	0		0	(464)	0	243	(3)	0	(224)	288
Total changes in ownership interests in subsidiaries	64		[1]	0	(464)	0	243	(3)	0	(224)	288
Total transactions with owners	17,909		[1]	21,389	(464)	$ (3,850)	243	303	0	17,621	288
Ending balance at Dec. 31, 2021	$ 8,019		[1]	$ 21,529	$ (14,402)		$ 243	$ 382	$ (19)	$ 7,733	$ 286

[1]	Amount less than $1 million